FIXED ASSETS AND EQUIPMENT ON LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

As of June 30, 2021, and December 31, 2020, fixed assets consisted of the following:

	June 30, 2021	December 31, 2020
Machinery and equipment	$5,040	$-
Furniture and equipment	2,408	2,342
Computer equipment	41,497	28,804
Vehicles	28,841	19,619
Right-of-use assets	312,624	302,477
Accumulated depreciation	(151,781)	(84,261)
	$238,629	$268,981

As of December 31, 2020 and 2019, fixed assets consisted of the following:

	December 31, 2020	December 31, 2019
Furniture and equipment	$2,342	$-
Computer equipment	28,804	27,025
Vehicles	19,619	-
Right-of-use assets	302,477	178,202
Accumulated depreciation	(84,261)	(65,404)
	$268,981	$139,823

SCHEDULE OF EQUIPMENT ON LEASE

As of June 30, 2021, and December 31, 2020, equipment on lease consisted of the following:

	June 30, 2021	December 31, 2020
Tags	$133,149	$129,533
Text	29,428	28,629
Infinity/Touch	24,377	23,716
Accumulated depreciation	(186,954)	(181,382)
	$-	$496

As of December 31, 2020 and 2019, equipment on lease consisted of the following:

	December 31, 2020	December 31, 2019
Tags	$129,533	$126,817
Text	28,629	28,029
Infinity/Touch	23,716	23,218
Accumulated depreciation	(181,382)	(176,607)
	$496	$1,457